Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond Fund
November 30, 2023
SLD-NPRT1-0124
1.9904903.101
Nonconvertible Bonds - 59.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.:
0.9% 3/25/24	125,000	123,118
5.539% 2/20/26	60,000	60,015
Verizon Communications, Inc.:
0.75% 3/22/24	75,000	73,891
0.85% 11/20/25	90,000	82,718
3.5% 11/1/24	80,000	78,510
		418,252
Media - 0.5%
Magallanes, Inc.:
3.428% 3/15/24	75,000	74,424
3.788% 3/15/25	60,000	58,475
		132,899
Wireless Telecommunication Services - 0.4%
T-Mobile U.S.A., Inc. 3.5% 4/15/25	120,000	116,711
TOTAL COMMUNICATION SERVICES		667,862
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 2.4%
American Honda Finance Corp. 3.55% 1/12/24	100,000	99,764
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9528% 10/15/24 (b)(c)	75,000	74,821
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1043% 3/8/24 (b)(c)	75,000	74,998
1.2% 10/15/24	80,000	76,772
4.35% 4/9/25	80,000	78,296
5.1% 1/17/24	50,000	49,936
Hyundai Capital America:
2.65% 2/10/25 (d)	120,000	115,633
5.8% 6/26/25 (d)	75,000	74,978
		645,198
Hotels, Restaurants & Leisure - 0.6%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7446% 2/14/24 (b)(c)	155,000	155,000
Specialty Retail - 1.3%
AutoZone, Inc. 3.625% 4/15/25	120,000	117,023
Lowe's Companies, Inc. 4% 4/15/25	120,000	117,621
Ross Stores, Inc. 4.6% 4/15/25	80,000	79,012
The Home Depot, Inc. 3.75% 2/15/24	50,000	49,824
		363,480
TOTAL CONSUMER DISCRETIONARY		1,163,678
CONSUMER STAPLES - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Dollar Tree, Inc. 4% 5/15/25	110,000	107,103
ENERGY - 3.0%
Energy Equipment & Services - 0.5%
Baker Hughes Co. 1.231% 12/15/23	150,000	149,783
Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	80,000	75,460
3.9% 2/1/25	60,000	58,705
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.9524% 2/16/24 (b)(c)	50,000	50,018
2.15% 2/16/24	50,000	49,585
2.5% 1/15/25	80,000	77,197
5.969% 3/8/26	70,000	69,934
Enterprise Products Operating LP 3.75% 2/15/25	60,000	58,866
MPLX LP 4.875% 12/1/24	80,000	79,122
Spectra Energy Partners LP 4.75% 3/15/24	50,000	49,843
The Williams Companies, Inc. 4.55% 6/24/24	100,000	99,263
		667,993
TOTAL ENERGY		817,776
FINANCIALS - 36.9%
Banks - 23.9%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7529% 6/14/24 (b)(c)	50,000	49,939
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.987% 2/4/25 (b)(c)	125,000	124,818
3.366% 1/23/26 (b)	80,000	77,503
3.841% 4/25/25 (b)	100,000	99,104
4.125% 1/22/24	225,000	224,472
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.460% 5.8002% 1/10/25 (b)(c)	108,000	107,587
3.3% 2/5/24	300,000	298,639
5.2% 12/12/24	130,000	129,379
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.7778% 4/15/24 (b)(c)	50,000	49,986
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7111% 7/31/24 (b)(c)	50,000	49,901
3.4% 2/11/24	250,000	248,839
5.25% 12/6/24	130,000	129,549
5.45% 6/12/25	80,000	79,794
BB&T Corp. 3.75% 12/6/23	375,000	374,950
Canadian Imperial Bank of Commerce:
0.5% 12/14/23	125,000	124,817
2.25% 1/28/25	120,000	115,374
3.1% 4/2/24	230,000	228,052
5.144% 4/28/25	60,000	59,602
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0251% 1/25/26 (b)(c)	40,000	39,680
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6903% 5/24/25 (b)(c)	50,000	50,128
0.981% 5/1/25 (b)	250,000	244,349
3.106% 4/8/26 (b)	120,000	115,707
4.14% 5/24/25 (b)	130,000	128,808
Fifth Third Bancorp 3.65% 1/25/24	100,000	99,606
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.881% 6/1/25 (b)(c)	50,000	49,781
0.563% 2/16/25 (b)	300,000	296,310
3.22% 3/1/25 (b)	80,000	79,446
4.023% 12/5/24 (b)	200,000	199,989
Mitsubishi UFJ Financial Group, Inc. 4.788% 7/18/25 (b)	250,000	248,147
PNC Financial Services Group, Inc.:
3.5% 1/23/24	125,000	124,554
5.671% 10/28/25 (b)	80,000	79,485
5.812% 6/12/26 (b)	60,000	59,970
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6752% 10/7/24 (b)(c)	50,000	50,005
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6913% 7/29/24 (b)(c)	50,000	49,949
0.425% 1/19/24	50,000	49,660
2.55% 7/16/24	430,000	421,734
5.66% 10/25/24	60,000	60,034
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7007% 3/4/24 (b)(c)	50,000	49,956
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2543% 3/8/24 (b)(c)	50,000	50,060
2.35% 3/8/24	375,000	371,711
3.766% 6/6/25	120,000	116,942
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7441% 6/9/25 (b)(c)	50,000	49,101
U.S. Bancorp:
2.4% 7/30/24	130,000	127,120
5.727% 10/21/26 (b)	110,000	109,582
Wells Fargo & Co.:
2.164% 2/11/26 (b)	80,000	76,390
2.188% 4/30/26 (b)	90,000	85,553
3.75% 1/24/24	200,000	199,413
3.908% 4/25/26 (b)	120,000	116,802
4.54% 8/15/26 (b)	90,000	88,207
		6,460,484
Capital Markets - 6.5%
Bank of New York Mellon Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5311% 10/25/24 (b)(c)	150,000	149,608
1.6% 4/24/25	130,000	123,470
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.031% 1/24/25 (b)(c)	80,000	79,885
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7325% 3/15/24 (b)(c)	75,000	75,157
1.757% 1/24/25 (b)	100,000	99,334
3% 3/15/24	100,000	99,155
3.625% 2/20/24	75,000	74,627
5.7% 11/1/24	130,000	129,918
Moody's Corp. 3.75% 3/24/25	120,000	117,393
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.957% 1/24/25 (b)(c)	50,000	49,875
0.791% 1/22/25 (b)	475,000	470,875
3.62% 4/17/25 (b)	50,000	49,536
NASDAQ, Inc. 5.65% 6/28/25	11,000	11,027
State Street Corp.:
2.901% 3/30/26 (b)	60,000	57,823
3.776% 12/3/24 (b)	100,000	100,000
4.857% 1/26/26 (b)	80,000	79,077
		1,766,760
Consumer Finance - 4.2%
Ally Financial, Inc. 3.875% 5/21/24	50,000	49,464
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0493% 5/3/24 (b)(c)	50,000	50,053
3% 10/30/24	130,000	126,979
4.99% 5/1/26 (b)	120,000	118,812
6.338% 10/30/26 (b)	114,000	115,554
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6754% 5/9/25 (b)(c)	45,000	44,887
1.343% 12/6/24 (b)	75,000	74,980
2.636% 3/3/26 (b)	130,000	122,942
3.9% 1/29/24	175,000	174,426
4.25% 4/30/25	110,000	107,110
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.6647% 1/11/24 (b)(c)	50,000	50,001
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9886% 12/29/23 (b)(c)	57,000	57,015
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9603% 3/22/24 (b)(c)	50,000	50,037
		1,142,260
Financial Services - 1.5%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0183% 5/24/24 (b)(c)(d)	75,000	74,845
0.95% 1/8/24 (d)	100,000	99,482
Corebridge Financial, Inc. 3.5% 4/4/25	100,000	96,905
PayPal Holdings, Inc. 1.65% 6/1/25	80,000	75,763
The Western Union Co. 2.85% 1/10/25	60,000	57,942
		404,937
Insurance - 0.8%
American International Group, Inc. 4.125% 2/15/24	100,000	99,573
Equitable Financial Life Global Funding 1.1% 11/12/24 (d)	50,000	47,820
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	75,000	74,588
		221,981
TOTAL FINANCIALS		9,996,422
HEALTH CARE - 4.5%
Biotechnology - 0.7%
AbbVie, Inc.:
3.8% 3/15/25	60,000	58,856
3.85% 6/15/24	50,000	49,477
Amgen, Inc. 5.25% 3/2/25	75,000	74,717
		183,050
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp.:
1.9% 6/1/25	130,000	123,331
3.45% 3/1/24	130,000	129,217
		252,548
Health Care Providers & Services - 1.9%
Cigna Group 0.613% 3/15/24	125,000	123,182
CVS Health Corp.:
4% 12/5/23	100,000	99,994
4.1% 3/25/25	60,000	59,044
HCA Holdings, Inc.:
5.25% 4/15/25	60,000	59,534
5.875% 2/15/26	80,000	80,147
Humana, Inc. 3.85% 10/1/24	100,000	98,418
		520,319
Pharmaceuticals - 1.0%
AstraZeneca Finance LLC 0.7% 5/28/24	100,000	97,687
Bayer U.S. Finance II LLC 3.375% 7/15/24 (d)	80,000	78,601
Bristol-Myers Squibb Co. 2.9% 7/26/24	100,000	98,350
		274,638
TOTAL HEALTH CARE		1,230,555
INDUSTRIALS - 1.4%
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25 (d)	45,000	45,261
Machinery - 0.9%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.270% 5.613% 9/13/24 (b)(c)	200,000	199,955
Otis Worldwide Corp. 2.056% 4/5/25	60,000	57,369
		257,324
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
0.7% 2/15/24	30,000	29,672
2.3% 2/1/25	60,000	57,447
		87,119
TOTAL INDUSTRIALS		389,704
INFORMATION TECHNOLOGY - 2.6%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC/EMC Corp.:
4% 7/15/24	80,000	79,082
5.85% 7/15/25	60,000	60,256
		139,338
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5881% 10/1/24 (b)(c)	50,000	49,976
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25	120,000	114,851
		164,827
Software - 1.5%
Microsoft Corp. 3.625% 12/15/23	100,000	99,945
Oracle Corp. 2.5% 4/1/25	170,000	163,293
Roper Technologies, Inc. 2.35% 9/15/24	125,000	121,644
		384,882
TOTAL INFORMATION TECHNOLOGY		689,047
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 5.9% 7/5/24	60,000	59,854
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Crown Castle International Corp. 1.35% 7/15/25	90,000	83,886
Federal Realty OP LP 3.95% 1/15/24	100,000	99,727
		183,613
UTILITIES - 3.3%
Electric Utilities - 2.4%
Alabama Power Co. 3.55% 12/1/23	125,000	125,000
Duke Energy Corp. 3.75% 4/15/24	100,000	99,338
Eversource Energy 4.2% 6/27/24	80,000	79,237
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.639% 6/28/24 (b)(c)	105,000	104,853
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1678% 4/1/24 (b)(c)	75,000	75,012
Southern Co. 0.6% 2/26/24	50,000	49,380
Tampa Electric Co. 3.875% 7/12/24	85,000	84,014
Virginia Electric & Power Co. 3.45% 2/15/24	50,000	49,747
		666,581
Gas Utilities - 0.3%
Southern California Gas Co. 3.15% 9/15/24	80,000	78,460
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (b)(c)	75,000	74,970
NiSource, Inc. 0.95% 8/15/25	90,000	83,154
		158,124
TOTAL UTILITIES		903,165
TOTAL NONCONVERTIBLE BONDS (Cost $16,174,264)		16,208,779

U.S. Treasury Obligations - 30.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.79% to 5.46% 3/21/24 to 6/13/24	4,785,400	4,690,534
U.S. Treasury Notes 3% 6/30/24	3,500,000	3,452,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,151,384)		8,143,503

Asset-Backed Securities - 6.9%
	Principal Amount (a)	Value ($)
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A2, 5.27% 2/25/25	23,387	23,360
BMW Vechicle Lease Trust 2023-2 Series 2023-2 Class A2, 5.95% 8/25/25	72,000	72,121
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.520% 5.8481% 12/26/24 (b)(c)	881	881
BMW Vehicle Owner Trust 2023-A Series 2023-A Class A2A, 5.72% 4/27/26	100,000	100,040
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	585	584
Capital One Prime Auto Receiva Series 2023-2 Class A2A, 5.91% 10/15/26	120,000	120,277
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	38,709	38,580
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	3,044	2,981
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.924% 5/15/25 (b)(c)	260	260
Series 2022-3 Class A2A, 3.81% 9/15/25	5,282	5,262
Series 2023 2 Class A2A, 5.5% 6/15/26	48,130	48,035
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	56,000	56,227
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	24,041	23,981
Dell Equipment Finance Trust 2 Series 2023-3 Class A2, 6.1% 4/23/29 (d)	100,000	100,260
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (d)	6,000	6,009
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (d)	42,277	42,075
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (d)	100,000	99,718
Series 2022-C Class A2A, 4.52% 4/15/25	7,385	7,371
Ford Credit Auto Owner Trust 2 Series 2023-B Class A2A, 5.57% 6/15/26	70,000	69,958
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	100,000	97,468
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	17,347	17,320
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.924% 2/15/25 (b)(c)	2,119	2,119
GM Financial Automobile Leasing Trust:
Series 2021-3 Class A3, 0.39% 10/21/24	2,583	2,576
Series 2023-A Class A2A, 5.27% 6/20/25	37,238	37,152
Gm Financial Consumer Automobile Re Series 2023-1 Class A2A, 5.19% 3/16/26	18,986	18,931
GM Financial Consumer Automobile Receivables Series 2023 2 Class A2A, 5.1% 5/18/26	54,485	54,298
GM Financial Consumer Automobile Receivables Trust:
Series 2022-3 Class A2A, 3.5% 9/16/25	8,792	8,752
Series 2022-4 Class A2A, 4.6% 11/17/25	13,267	13,217
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	70,000	69,942
Hyundai Auto Receivables Trust:
Series 2022-B Class A2A, 3.64% 5/15/25	6,170	6,148
Series 2022-C, Class A2A, 5.35% 11/17/25	37,205	37,145
Series 2023-B Class A2A, 5.77% 5/15/26	50,000	50,016
Mercedes-Benz Auto Receivables:
Series 2023-1 Class A2, 5.09% 1/15/26	21,615	21,558
Series 2023-2 Class A2, 5.92% 11/16/26	47,000	47,168
Nissan Auto Receivables 2023-B Series 2023-B Class A2A, 5.95% 5/15/26	75,000	75,296
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (d)	20,000	20,025
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (d)	51,000	51,001
Toyota Auto Receivables Series 2022-D Class A2A, 5.27% 1/15/26	45,429	45,363
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	60,000	59,973
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	45,000	45,114
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/26	39,397	39,295
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (d)	42,000	42,025
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2A, 5.5% 12/21/26	100,000	99,896
World Omni Auto Receivables Trust:
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.894% 10/15/25 (b)(c)	3,428	3,429
Series 2023-C Class A2A, 5.57% 12/15/26	50,000	49,943
Series 2023-D Class A2A, 5.91% 2/16/27	32,000	32,103
TOTAL ASSET-BACKED SECURITIES (Cost $1,863,551)		1,865,253

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e) (Cost $664,733)	664,600	664,733

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $26,853,932)	26,882,268
NET OTHER ASSETS (LIABILITIES) - 0.8%	228,635
NET ASSETS - 100.0%	27,110,903

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $897,733 or 3.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	269,424	6,596,542	6,201,233	9,183	-	-	664,733	0.0%
Total	269,424	6,596,542	6,201,233	9,183	-	-	664,733

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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